INCOME TAX (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Income tax (expense)/benefit	$ (1,051)	$ (99,830)	$ 614,912	$ (1,600)
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%
Interest or penalties			$ 0	$ 0
Federal [Member]
Net operating loss carryforwards			24,200,000
NOL carryforwards, not subject to expiration			22,600,000
Federal [Member] | Tax Year 2036 And 2037
NOL carryforwards, subject to expiration			1,600,000
State [Member]
Net operating loss carryforwards			14,500,000
Foreign Tax Authority [Member]
Net operating loss carryforwards			$ 1,300,000